UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Investment Management Inc.
Adviser

Morgan Stanley Emerging Markets Debt Fund, Inc. NYSE: MSD

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/closedendfundsshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Table of Contents

Letter to Stockholders	3
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Investment Advisory Agreement Approval	29
Portfolio Management	32
Investment Policy	33
Dividend Reinvestment and Cash Purchase Plan	40
Privacy Notice	41
Director and Officer Information	Back Cover

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Letter to Stockholders (unaudited)

Performance

For the six months ended June 30, 2020, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had total returns of -3.71%, based on net asset value, and -9.91% based on market value per share (including reinvestment of distributions), compared to its benchmark, the J.P. Morgan Emerging Markets Bond Global Diversified Index (the "Index")*, which returned -2.76%. On June 30, 2020, the closing price of the Fund's shares on the New York Stock Exchange was $8.49, representing a 14.1% discount to the Fund's net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•  In the six-month reporting period, extraordinary times were matched by extraordinary price action across markets, and movements in emerging market (EM) debt were no exception. Risk markets registered new historic lows in March 2020 before mitigating the damage in the second quarter. The combination of the global slowdown resulting from fighting COVID-19 and the drop in oil prices related to both demand destruction and a price war was challenging to say the least. Unfortunately, as the science and medical community searches for a COVID-19 cure, it faces the challenges of managing the symptoms in much the same way that investors are grappling with constantly evolving market risks. The answer to this conundrum will likely depend on the extent to which COVID-19 is destructive rather than disruptive, irrespective of the unprecedented measures being taken by governments and multilateral organizations to mitigate the impact of the fallout. Given this uncertainty, we can only expect price volatility to remain elevated as the impact of the pandemic works its way around the world and influences investment flows, and liquidity constraints are exacerbated by widely adopted work-from-home arrangements. As such, we have, where possible, taken steps to pare risk to the more vulnerable countries (where fiscal dynamics limit a strong COVID-19 response), certain sectors (the more obvious being energy and commodity-related) and individual high yield issuers that struggle to pass our stress tests.

•  EM external sovereign and quasi-sovereign debt returned -2.76% in the period, as measured by the Index. Bonds from high yielding, lower-rated countries lagged lower yielding, higher-rated countries on a relative basis as longer-duration assets benefited from falling U.S. Treasury yields. Bonds from Uruguay, Qatar, Chile, Saudi Arabia, Tajikistan, Kuwait and Peru outperformed the broader market, while bonds from Lebanon, Ecuador, Venezuela, Suriname, Belize, Sri Lanka and Argentina lagged the most.

•  Given the sell-off in this reporting period, underweight positions contributed the most to relative performance, particularly in Sri Lanka, Lebanon, South Africa, the U.A.E., Turkey, the Philippines, Chile and Panama. Conversely, overweight positions in Mexico (including local currency debt), Ecuador, Venezuela, Brazil, Ukraine, Egypt, El Salvador, Ghana and Nigeria detracted the most from performance.

•  Derivatives did not have a major impact on performance and were primarily used to adjust currency exposure in the select instances where we took non-U.S. dollar exposure.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Letter to Stockholders (unaudited) (cont'd)

Management Strategies

•  We remain cautiously constructive on EM debt in the near term, as positive news from reopening is partially offset by valuations that are less compelling than a few months ago and setbacks on fighting the pandemic in certain countries (primarily, the U.S. and several EM economies). Overall, we think that the global reopening trend is likely to continue in the months ahead, with likely flare-ups being addressed in a more targeted fashion than the aggressive lockdown strategies implemented earlier. In addition, as we move forward, potentially positive headlines on new treatments/vaccines could also boost sentiment further. Despite the sharp rally in risk assets in May and June 2020, we still think there is value in EM debt, mainly in high yield hard currency debt as well as in currencies. Nevertheless, we notice potential risks in the form of a bungled reopening of economies amid a worse-than-expected second wave of infections, as well as heightened U.S.-China tensions (Hong Kong/trade issues) and geopolitical noise in other regions (Russia/India versus China) weighing on risk sentiment.

•  Many EM economies in Asia and Eastern Europe are gradually relaxing lockdowns, whereas the situation is less clear in Latin America, particularly in countries such as Brazil, which reacted slowly to the pandemic, or Peru, where results have been disappointing despite a relatively proactive strategy. In the meantime, monetary policy continues to be steadily relaxed across EM, with some countries approaching effective zero lower bounds in interest rates and resorting to unconventional measures (such as quantitative easing) or explicitly considering negative rates or forms of foreign exchange intervention. Meanwhile, the market is playing down debt sustainability concerns in the near term, to likely revisit them next year as the exit from COVID-19 becomes more visible. International Monetary Fund support via Rapid Financing Instruments or Rapid Credit Facilities picked up in May and June 2020, and there are still a few countries in the pipeline waiting for disbursements (such as Sri Lanka and Belarus). Finally, we continue to monitor idiosyncratic stories, including debt restructuring efforts in Argentina and Ecuador, and elections in several EM countries such as Croatia, Poland, Belarus and Sri Lanka, as well as the potential for U.S. policy pronouncements, which may become more erratic heading into the upcoming U.S. elections and could raise concerns about global trade policy and sanctions risks.

Sincerely,

John H. Gernon
President and Principal Executive Officer  July 2020

*The J.P. Morgan Emerging Markets Bond Global Diversified Index (EMBIGD) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries but limits the weights of countries with larger debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. It is not possible to invest directly in an index.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
FIXED INCOME SECURITIES (94.8%)
Angola (1.3%)
Sovereign (1.3%)
Angolan Government International Bond, 8.00%, 11/26/29 (a)	$2,230	$1,844
9.38%, 5/8/48 (a)	1,010	826
		2,670
Argentina (1.4%)
Corporate Bonds (0.9%)
Province of Santa Fe, 6.90%, 11/1/27 (a)	1,180	714
Provincia de Cordoba, 7.45%, 9/1/24 (a)	750	446
Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (a)	1,730	779
		1,939
Sovereign (0.5%)
Argentine Republic Government International Bond, 7.50%, 4/22/26 (b)(c)	2,590	1,053
		2,992
Azerbaijan (1.6%)
Sovereign (1.6%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32	3,278	3,212
Bahrain (1.1%)
Sovereign (1.1%)
Bahrain Government International Bond, 7.50%, 9/20/47	2,090	2,340
Belarus (0.7%)
Sovereign (0.7%)
Republic of Belarus International Bond, 6.20%, 2/28/30 (a)	850	815
Republic of Belarus Ministry of Finance, 6.38%, 2/24/31 (a)	710	687
		1,502
	Face Amount (000)	Value (000)
Brazil (5.2%)
Corporate Bonds (2.6%)
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	$1,150	$1,054
CSN Islands XI Corp., 6.75%, 1/28/28 (a)	1,260	1,085
Minerva Luxembourg SA, 5.88%, 1/19/28 (a)	1,000	982
Petrobras Global Finance BV, 5.09%, 1/15/30 (a)	846	845
6.75%, 6/3/50	400	413
Rumo Luxembourg Sarl, 5.25%, 1/10/28	450	450
7.38%, 2/9/24	512	537
		5,366
Sovereign (2.6%)
Brazilian Government International Bond, 3.88%, 6/12/30	590	570
4.50%, 5/30/29	470	482
5.00%, 1/27/45	2,588	2,496
6.00%, 4/7/26	1,610	1,826
		5,374
		10,740
Chile (2.5%)
Corporate Bonds (0.9%)
Colbun SA, 3.15%, 3/6/30 (a)	1,110	1,124
Geopark Ltd., 6.50%, 9/21/24 (a)	850	785
		1,909
Sovereign (1.6%)
Chile Government International Bond, 3.50%, 1/25/50	1,570	1,770
3.86%, 6/21/47	250	298
Empresa Nacional del Petroleo, 4.75%, 12/6/21	1,102	1,142
		3,210
		5,119

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited) (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
China (5.6%)
Corporate Bond (0.5%)
Fufeng Group Ltd., 5.88%, 8/28/21	$1,050	$1,074
Sovereign (5.1%)
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	1,810	2,336
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	3,040	3,330
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (a)	1,770	1,860
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 6/2/21 (a)	2,000	2,021
3.70%, 6/10/25 (a)	780	854
		10,401
		11,475
Colombia (2.6%)
Corporate Bonds (0.6%)
Millicom International Cellular SA, 6.63%, 10/15/26 (a)	420	448
Termocandelaria Power Ltd., 7.88%, 1/30/29 (a)	660	695
		1,143
Sovereign (2.0%)
Colombia Government International Bond, 3.00%, 1/30/30	1,531	1,519
5.00%, 6/15/45	2,230	2,535
		4,054
		5,197
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond, 6.13%, 2/19/31 (a)	1,290	1,119
7.16%, 3/12/45	780	654
		1,773
	Face Amount (000)		Value (000)
Croatia (0.4%)
Sovereign (0.4%)
Croatia Government International Bond, 6.00%, 1/26/24		$680	$780
Dominican Republic (2.5%)
Sovereign (2.5%)
Dominican Republic International Bond, 5.88%, 1/30/60 (a)		360	311
6.00%, 7/19/28 (a)		560	565
6.85%, 1/27/45 (a)		1,252	1,206
6.88%, 1/29/26 (a)		1,605	1,688
7.45%, 4/30/44 (a)		666	689
9.75%, 6/5/26 (a)	DOP	48,050	742
			5,201
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond, 7.78%, 1/23/28 (b)(c)		$620	257
8.88%, 10/23/27 (b)(c)		2,010	852
9.63%, 6/2/27 (b)(c)		940	404
9.65%, 12/13/26 (b)(c)		1,400	607
10.65%, 1/31/29 (a)(b)(c)		500	208
10.65%, 1/31/29 (b)(c)		2,010	835
			3,163
Egypt (3.4%)
Sovereign (3.4%)
Egypt Government International Bond, 4.75%, 4/16/26	EUR	480	514
6.13%, 1/31/22 (a)		$390	401
6.38%, 4/11/31 (a)	EUR	1,610	1,680
6.59%, 2/21/28		$600	594
7.50%, 1/31/27 (a)(d)		840	883
7.90%, 2/21/48 (a)		490	455
8.15%, 11/20/59 (a)		2,200	2,056
8.88%, 5/29/50 (a)		430	426
			7,009

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited) (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
El Salvador (1.3%)
Sovereign (1.3%)
El Salvador Government International Bond, 6.38%, 1/18/27	$1,785	$1,540
7.12%, 1/20/50 (a)	410	336
8.63%, 2/28/29 (a)	760	731
		2,607
Gabon (0.5%)
Sovereign (0.5%)
Gabon Government International Bond, 6.63%, 2/6/31 (a)	360	323
Republic of Gabon, 6.95%, 6/16/25 (a)	740	697
		1,020
Ghana (1.5%)
Sovereign (1.5%)
Ghana Government International Bond, 8.63%, 6/16/49 (a)	1,900	1,727
8.95%, 3/26/51 (a)	1,340	1,233
		2,960
Guatemala (1.2%)
Sovereign (1.2%)
Guatemala Government Bond, 4.88%, 2/13/28	1,810	1,937
6.13%, 6/1/50 (a)	380	441
		2,378
Honduras (0.3%)
Sovereign (0.3%)
Honduras Government International Bond, 5.63%, 6/24/30 (a)(d)	230	235
8.75%, 12/16/20	400	408
		643
Hungary (1.3%)
Sovereign (1.3%)
Hungary Government International Bond, 5.38%, 3/25/24	1,250	1,422
7.63%, 3/29/41	690	1,160
		2,582
	Face Amount (000)	Value (000)
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India, 3.38%, 8/5/26 (a)	$800	$827
Indonesia (5.9%)
Sovereign (5.9%)
Indonesia Government International Bond, 3.85%, 7/18/27	450	488
4.13%, 1/15/25	2,670	2,906
4.45%, 4/15/70	1,000	1,154
4.75%, 1/8/26 (a)	1,360	1,535
5.13%, 1/15/45 (a)	1,014	1,247
5.35%, 2/11/49	200	260
5.88%, 1/15/24	1,360	1,546
Pertamina Persero PT, 4.30%, 5/20/23	1,100	1,165
6.45%, 5/30/44 (a)	310	398
6.50%, 11/7/48 (a)	1,070	1,406
		12,105
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond, 6.75%, 3/9/23 (a)	1,140	1,055
Jamaica (1.1%)
Sovereign (1.1%)
Jamaica Government International Bond, 7.88%, 7/28/45	740	908
8.00%, 3/15/39	1,010	1,250
		2,158
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)	950	979
Kazakhstan (1.9%)
Sovereign (1.9%)
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)	520	604
5.13%, 7/21/25	1,100	1,278
6.50%, 7/21/45	430	639

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited) (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Kazakhstan (cont'd)
Sovereign (cont'd)
KazMunayGas National Co., JSC, 6.38%, 10/24/48 (a)		$1,070	$1,353
			3,874
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond, 8.00%, 5/22/32 (a)		1,440	1,426
Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond, 6.85%, 3/23/27 - 5/25/29 (b)(c)		3,490	627
Lithuania (0.4%)
Sovereign (0.4%)
Lithuania Government International Bond, 6.63%, 2/1/22		760	829
Malaysia (0.4%)
Sovereign (0.4%)
Petronas Capital Ltd., 3.50%, 3/18/25		810	885
Mexico (7.2%)
Corporate Bond (0.6%)
Orbia Advance Corp SAB de CV, 5.50%, 1/15/48 (a)		1,180	1,244
Sovereign (6.6%)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)		410	401
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	20,315	985
Mexico Government International Bond, 3.75%, 1/11/28		$1,410	1,470
4.15%, 3/28/27		2,756	2,968
4.50%, 4/22/29 (d)		470	511
4.60%, 1/23/46		530	549
	Face Amount (000)	Value (000)
Petroleos Mexicanos, 6.35%, 2/12/48	$679	$505
6.84%, 1/23/30 (a)	2,213	1,952
6.95%, 1/28/60 (a)	718	553
7.69%, 1/23/50 (a)	3,750	3,137
7.69%, 1/23/50	500	418
		13,449
		14,693
Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond, 5.63%, 5/1/23	940	944
Nigeria (2.6%)
Corporate Bond (0.5%)
IHS Netherlands Holdco BV, 8.00%, 9/18/27 (a)	1,100	1,119
Sovereign (2.1%)
Nigeria Government International Bond, 6.38%, 7/12/23	530	541
6.50%, 11/28/27 (a)	870	831
7.14%, 2/23/30 (a)	1,020	956
9.25%, 1/21/49 (a)	1,830	1,858
		4,186
		5,305
Oman (1.4%)
Sovereign (1.4%)
Oman Government International Bond, 6.00%, 8/1/29 (a)	2,950	2,758
Panama (3.0%)
Sovereign (3.0%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)	1,150	1,239
Panama Government International Bond, 3.87%, 7/23/60	550	626
4.00%, 9/22/24 (d)	2,684	2,925
4.50%, 4/1/56	810	997
8.88%, 9/30/27	278	396
		6,183

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited) (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Paraguay (2.1%)
Sovereign (2.1%)
Paraguay Government International Bond, 4.63%, 1/25/23 (a)	$930	$979
4.70%, 3/27/27 (a)	640	701
4.95%, 4/28/31 (a)	710	794
5.40%, 3/30/50 (a)	660	767
6.10%, 8/11/44 (a)	878	1,084
		4,325
Peru (3.3%)
Corporate Bond (0.2%)
Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (a)	491	506
Sovereign (3.1%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)	978	1,030
Peruvian Government International Bond, 5.63%, 11/18/50 (d)	850	1,344
6.55%, 3/14/37	1,550	2,365
Petroleos del Peru SA, 4.75%, 6/19/32 (a)	1,440	1,603
		6,342
		6,848
Philippines (2.2%)
Sovereign (2.2%)
Philippine Government International Bond, 3.95%, 1/20/40	700	815
9.50%, 2/2/30	2,200	3,588
		4,403
Poland (1.8%)
Sovereign (1.8%)
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,701	1,804
4.00%, 1/22/24	1,620	1,802
		3,606
	Face Amount (000)	Value (000)
Qatar (3.4%)
Sovereign (3.4%)
Qatar Government International Bond, 3.75%, 4/16/30 (a)	$890	$1,016
4.00%, 3/14/29	1,060	1,222
4.82%, 3/14/49 (a)	3,150	4,153
4.82%, 3/14/49	490	646
		7,037
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond, 4.38%, 8/22/23	680	724
Russia (4.0%)
Sovereign (4.0%)
Russian Foreign Bond - Eurobond, 4.50%, 4/4/22	2,800	2,963
5.63%, 4/4/42	3,800	5,167
		8,130
Saudi Arabia (1.9%)
Sovereign (1.9%)
Saudi Government International Bond, 4.38%, 4/16/29	1,538	1,792
5.25%, 1/16/50 (a)	1,580	2,036
		3,828
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)	1,140	1,164
South Africa (1.2%)
Sovereign (1.2%)
Eskom Holdings SOC Ltd., 6.75%, 8/6/23	550	522
7.13%, 2/11/25	1,210	1,126
8.45%, 8/10/28 (a)	840	788
		2,436

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited) (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Sri Lanka (1.5%)
Sovereign (1.5%)
Sri Lanka Government International Bond, 6.20%, 5/11/27	$2,250	$1,480
7.55%, 3/28/30	440	289
7.85%, 3/14/29	1,960	1,296
		3,065
Turkey (2.5%)
Sovereign (2.5%)
Turkey Government International Bond, 4.88%, 4/16/43	1,300	1,007
5.63%, 3/30/21 (d)	1,350	1,376
6.88%, 3/17/36	1,000	976
7.25%, 12/23/23	1,580	1,649
		5,008
Ukraine (2.4%)
Sovereign (2.4%)
Ukraine Government International Bond, 7.75%, 9/1/23 - 9/1/26	4,730	4,958
United Arab Emirates (2.1%)
Corporate Bond (0.5%)
DP World Crescent Ltd., 4.85%, 9/26/28	930	983
Sovereign (1.6%)
Abu Dhabi Government International Bond, 2.50%, 9/30/29 (a)	1,950	2,049
3.13%, 5/3/26	1,031	1,121
		3,170
		4,153
Uruguay (1.6%)
Sovereign (1.6%)
Uruguay Government International Bond, 4.38%, 10/27/27	1,260	1,444
5.10%, 6/18/50	1,385	1,793
		3,237
	Face Amount (000)	Value (000)
Venezuela (0.2%)
Sovereign (0.2%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (b)(c)	$15,570	$452
TOTAL FIXED INCOME SECURITIES (Cost $204,379)		193,385
	No. of Warrants
WARRANTS (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20	2,250	26
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)	5,450	12
TOTAL WARRANTS (Cost $—)		38
	Shares
SHORT-TERM INVESTMENTS (5.2%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note E) (Cost $2,012)	2,012,136	2,012
	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $198; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $202)	$198	198

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio of Investments (unaudited) (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $348; fully collateralized by U.S. Government obligations; 1.38% - 3.88% due 9/30/20 - 8/15/40; valued at $355)	$348	$348
		546
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (Cost $2,558)		2,558
	Shares
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note E) (Cost $7,877)	7,877,366	7,877
TOTAL SHORT-TERM INVESTMENTS (Cost $10,435)		10,435
TOTAL INVESTMENTS (100.0%) (Cost $214,814) Including $4,548 of Securities Loaned (e)(g)		203,858
LIABILITIES IN EXCESS OF OTHER ASSETS		(2,355)
NET ASSETS		$201,503

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Issuer in bankruptcy.

(c)  Non-income producing security; bond in default.

(d)  All or a portion of this security was on loan at June 30, 2020.

(e)  Securities are available for collateral in connection with an open foreign currency forward exchange contracts.

(f)  Perpetual maturity date. Date disclosed is the last expiration date.

(g)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,626,000 and the aggregate gross unrealized depreciation is approximately $23,582,000, resulting in net unrealized depreciation of approximately $10,956,000.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (000)
Citibank NA		$606	EUR	540	9/10/20	$2
JPMorgan Chase Bank NA	EUR	2,480		$2,793	9/10/20	2
						$4

DOP —  Dominican Peso

EUR —  Euro

MXN —  Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	88.5%
Corporate Bonds	7.6
Other**	3.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $4,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Financial Statements

Statement of Assets and Liabilities	June 30, 2020 (unaudited) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $204,925)	$193,969
Investment in Security of Affiliated Issuer, at Value (Cost $9,889)	9,889
Total Investments in Securities, at Value (Cost $214,814)	203,858
Foreign Currency, at Value (Cost $36)	29
Interest Receivable	3,019
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	4
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	44
Total Assets	206,955
Liabilities:
Collateral on Securities Loaned, at Value	2,558
Dividends Declared	1,988
Payable for Investments Purchased	450
Deferred Capital Gain Country Tax	198
Payable for Advisory Fees	164
Payable for Professional Fees	41
Payable for Custodian Fees	9
Payable for Administration Fees	6
Payable for Stockholder Servicing Agent Fees	1
Other Liabilities	37
Total Liabilities	5,452
Net Assets
Applicable to 20,386,720 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$201,503
Net Asset Value Per Share	$9.88
Net Assets Consist of:
Common Stock	$204
Paid-in-Capital	234,529
Total Accumulated Loss	(33,230)
Net Assets	$201,503
(1) Including:
Securities on Loan, at Value:	$4,548

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Financial Statements (cont'd)

Statement of Operations	Six Months Ended June 30, 2020 (unaudited) (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $20 of Foreign Taxes Withheld)	$5,239
Dividends from Securities of Unaffiliated Issuers	34
Dividends from Security of Affiliated Issuer (Note E)	31
Income from Securities Loaned — Net	8
Total Investment Income	5,312
Expenses:
Advisory Fees (Note B)	1,001
Administration Fees (Note C)	80
Professional Fees	70
Stockholder Reporting Expenses	21
Custodian Fees (Note D)	16
Stockholder Servicing Agent Fees	8
Directors' Fees and Expenses	1
Other Expenses	26
Total Expenses	1,223
Waiver of Administration Fees (Note C)	(44)
Rebate from Morgan Stanley Affiliate (Note E)	(9)
Net Expenses	1,170
Net Investment Income	4,142
Realized Gain (Loss):
Investments Sold	3,180
Foreign Currency Forward Exchange Contracts	(105)
Foreign Currency Translation	(25)
Net Realized Gain	3,050
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $220)	(16,364)
Foreign Currency Forward Exchange Contracts	26
Foreign Currency Translation	(7)
Net Change in Unrealized Appreciation (Depreciation)	(16,345)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(13,295)
Net Decrease in Net Assets Resulting from Operations	$(9,153)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Financial Statements (cont'd)

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,142	$10,624
Net Realized Gain (Loss)	3,050	(5,511)
Net Change in Unrealized Appreciation (Depreciation)	(16,345)	22,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,153)	27,488
Dividends and Distributions to Stockholders	(4,434)	(10,601)
Total Increase (Decrease)	(13,587)	16,887
Net Assets:
Beginning of Period	215,090	198,203
End of Period	$201,503	$215,090

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Financial Highlights

Selected Per Share Data and Ratios

	Six Months Ended June 30, 2020		Year Ended December 31,
	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$10.54		$9.72		$10.99		$10.54		$10.08		$10.74
Net Investment Income(2)	0.20		0.52		0.50		0.58		0.62		0.57
Net Realized and Unrealized Gain (Loss)	(0.64)		0.82		(1.26)		0.44		0.44		(0.71)
Total from Investment Operations	(0.44)		1.34		(0.76)		1.02		1.06		(0.14)
Distributions from and/or in excess of:
Net Investment Income	(0.22)		(0.52)		(0.54)		(0.58)		(0.63)		(0.60)
Anti-Dilutive Effect of Share Repurchase Program	—		—		0.03		0.01		0.03		0.08
Net Asset Value, End of Period	$9.88		$10.54		$9.72		$10.99		$10.54		$10.08
Per Share Market Value, End of Period	$8.49		$9.68		$8.23		$9.98		$9.10		$8.57
TOTAL INVESTMENT RETURN:(3)
Market Value	(9.91	)%(6)	24.25%		(12.42)%		16.21%		13.50%		0.95%
Net Asset Value	(3.71	)%(6)	14.55%		(6.07)%		10.48%		11.77%		0.50%
RATIOS TO AVERAGE NET ASSETS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$201,503		$215,090		$198,203		$229,385		$221,579		$216,814
Ratio of Expenses Before Expenses Waived by Administrator	1.22	%(7)	1.22%		1.21%		1.21%		1.20%		1.21%
Ratio of Expenses After Expenses Waived by Administrator	1.17	%(4)(7)	1.17	%(4)	1.16	%(4)	1.16	%(4)	1.12	%(4)	1.16	%(4)
Ratio of Expenses After Expenses Waived by Administrator Excluding Non-Operating Expenses	N/A		N/A		N/A		1.16	%(4)	N/A		N/A
Ratio of Net Investment Income	4.12	%(4)(7)	5.00	%(4)	4.83	%(4)	5.30	%(4)	5.79	%(4)	5.32	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	27	%(6)	39%		31%		47%		52%		38%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratio of Expenses After Expenses Waived by Administrator would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund. Total returns are based upon the market value and net asset value on the last business day of each period.

(4)  The Ratio of Expenses After Expenses Waived by Administrator and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") was incorporated in Maryland on May 6, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in debt securities of government and government-related issuers located in emerging countries, of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers in or organized under the laws of emerging countries. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its managed assets in emerging markets domestic debt. The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. Morgan Stanley Investment Management Inc. (the "Adviser") may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company. To the extent that the Fund invests in derivative instruments that (the Adviser believes have economic characteristics similar to debt securities of government and government-related issuers located in emerging market countries and of entities organized to restructure outstanding debt of such issuers, such investments will be counted for purposes of meeting the Fund's investment objective. To the extent the Fund makes such investments, the Fund will be subject to the risks of such derivative instruments as described herein.

A.  Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New

York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

  The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

  The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$15,283	$—	$15,283
Sovereign	—	178,102	—	178,102
Total Fixed Income Securities	—	193,385	—	193,385
Warrants	—	38	—	38
Short-Term Investments
Investment Company	9,889	—	—	9,889
Repurchase Agreements	—	546	—	546
Total Short- Term Investments	9,889	546	—	10,435
Foreign Currency Forward Exchange Contracts	—	4	—	4
Total Assets	$9,889	$193,973	$—	$203,862

  Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end.

Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

  Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

  A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

economy and greater social, economic and political uncertainty.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

  Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange

Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

  Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

  Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

  FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

  The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$4

  The following tables set forth by primary risk exposure the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(105)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$26

  At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the
Statement of Assets and Liabilities

Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$4	$—

  (a)Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

  The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

  The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$2	$—	$—	$2
JPMorgan Chase Bank NA	2	—	—	2
Total	$4	$—	$—	$4

  For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:

Average monthly principal amount	$3,562,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

  Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

  The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,548	(a)	$—	$(4,548	)(b)(c)	$0

  (a)Represents market value of loaned securities at period end.

  (b)The Fund received cash collateral of approximately $2,558,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,079,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

  (c)The actual collateral received is greater than the amount shown here due to overcollateralization.

  FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

  The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Sovereign	$2,558	$—	$—	$—	$2,558
Total Borrowings	$2,558	$—	$—	$—	$2,558
Gross amount of recognized liabilities for securities lending transactions					$2,558

7.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Stockholders: Dividends and distributions to stockholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

10.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and distributions are recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B.  Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, calculated weekly and payable monthly, at an annual rate of 1.00% of the Fund's average weekly net assets.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. The

Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C.  Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average weekly net assets. The Adviser has agreed to limit the administration fee through a waiver so that it will be no greater than the previous administration fee of 0.02435% of the Fund's average weekly net assets plus $24,000 per annum. This waiver may be terminated at any time. For the six months ended June 30, 2020, approximately $44,000 of administration fees were waived pursuant to this arrangement.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D.  Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E.  Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $55,410,000 and $51,863,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$11,976	$25,282	$27,369	$31
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$9,889

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

F.  Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:	2018 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$10,601	$11,187

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,340,000 and $17,824,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

G.  Other: As permitted by the Fund's offering prospectus, on October 8, 2007, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their NAV. During the six months ended June 30, 2020, the Fund did not repurchase any of its shares. Since the inception of the program, the Fund has repurchased 4,386,182 of its shares at an average discount of 14.53% from NAV. The Directors regularly monitor the Fund's share repurchase program as part of their review and consideration of the Fund's premium/discount history. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors. You can access information about the monthly share repurchase results through Morgan Stanley Investment Management's website: www.morganstanley.com/im/closedendfundsshareholderreports.

At June 30, 2020, the Fund did not have record owners of 10% or greater.

H.  Results of Special Shareholder Meeting (unaudited): On June 25, 2020, an annual meeting of the Fund's stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Against
Kathleen A. Dennis	15,971,410	1,236,153
Joseph J. Kearns	15,023,919	2,183,644
Michael E. Nugent	15,904,292	1,303,271

I.  Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the Fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the SEC on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com/im/closedendfundsshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by providing the information on its public website, www.morganstanley.com/im/closedendfundsshareholderreports. The Fund provides a complete schedule of portfolio holdings on the public website on a monthly basis at least 15 calendar days after month end and under other conditions as described in the Fund's policy on portfolio holdings disclosure. You may obtain copies of the Fund's monthly website postings by calling toll free 1(800) 231-2608.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling toll free 1(800) 231-2608 or by visiting our website at www.morganstanley.com/im/closedendfundsshareholderreports. This information is also available on the SEC's web site at www.sec.gov.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board considered that, with respect to closed-end funds, the assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Portfolio Management (unaudited)

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric J. Baurmeister, a Managing Director of the Adviser, Warren Mar, a Managing Director of the Sub-Adviser and Sahil Tandon, an Executive Director of the Sub-Adviser. Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Baurmeister began managing the Fund in July 2002. Mr. Mar has been associated with the Sub-Adviser in an investment management capacity since February 2020. Prior to February 2020, Mr. Mar was associated with the Adviser in an investment management capacity from August 2012. Mr. Mar began managing the Fund in December 2014. Mr. Tandon has been associated with the Sub-Adviser in an investment management capacity since August 2019. Prior to August 2019, Mr. Tandon was associated with the Adviser in an investment capacity from 2004. Mr. Tandon began managing the Fund in October 2015.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited)

Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Fund's ability to invest in derivatives and adversely affect the value or performance of the Fund or its derivative investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objective, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund may use and their associated risks:

Foreign Currency Forward Exchange Contracts. In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Fund may also invest in non-deliverable foreign currency forward exchange contracts ("NDFs"). NDFs are similar to other foreign currency forward exchange contracts, but do not require or permit physical delivery of currency upon settlement. Instead, settlement is made in cash based on the difference between the contracted exchange rate and the spot foreign exchange rate at settlement. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited) (cont'd)

securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency contracts create exposure to currencies in which the Fund's securities are not denominated. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Loan Participation Notes. The Fund may invest in loan participation notes ("LPNs"), which are interests in loans or other direct debt instruments relating to amounts owed by a corporate, governmental or other borrower to another party. LPNs are notes issued through a special purpose vehicle for the purpose of funding or acquiring a loan to final obligor. LPNs are subject to the same risks as other debt obligations, which may include credit risk, interest rate risk, liquidity risk and market risk. LPNs have limited recourse to the issuer, to the extent of the amount received by the issuer from the ultimate borrower in paying the principal and interest amounts as defined under the loan agreement. The Fund may be exposed to the credit risk of both the lender and the borrower, and may not benefit from any collateral supporting the underlying loan.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency or futures contract on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter ("OTC"), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited) (cont'd)

Swaptions. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for a premium. A receiver swaption gives the owner the right to receive the return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non- performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event of the issuer of the referenced debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited) (cont'd)

regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its stockholders, potentially resulting in, among other things, financial losses; the inability of Fund stockholders to transact business and the Fund to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Foreign and Emerging Market Securities

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited) (cont'd)

capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.

Chinese Fixed-Income Investments

The Fund may invest in Chinese fixed-income securities traded in the China Interbank Bond Market ("CIBM") through the Bond Connect program ("Bond Connect"), which allows non-Chinese-domiciled investors (such as the Fund) to purchase certain fixed-income investments available in China's interbank bond market. Bond Connect utilizes the trading infrastructure of both Hong Kong and China. Bond Connect therefore is not available when there are trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered via Bond Connect may lose their eligibility for trading through the program at any time, in which case they may be sold but could no longer be purchased through Bond Connect. Because Bond Connect is relatively new, its effects on the Chinese interbank bond are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading via Bond Connect could be disrupted, adversely affecting the ability of the Fund to acquire or dispose of securities through Bond Connect in a timely manner, which in turn could adversely impact the Fund's performance.

Bond Connect is subject to regulation by both Hong Kong and China. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In China, Bond Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Monetary Authority Central Money Markets Unit via accounts maintained with China's two clearinghouses for fixed-income securities. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Bond Connect securities, the law surrounding such rights continues to develop, and the mechanisms that beneficial owners may use to enforce their rights are untested and therefore pose uncertain risks, with legal and regulatory risks potentially having retroactive effect. Further, courts in China have limited experience in applying the concept of beneficial ownership, and the law surrounding beneficial ownership will continue to evolve as they do so. There is accordingly a risk that, as the law is tested and developed, the Fund's ability to enforce its ownership rights may be negatively impacted, which could expose the Fund to the risk of loss on such investments. The Fund may not be able to participate in corporate actions affecting Bond Connect securities due to time constraints or for other operational reasons, and payments of distributions could be delayed. Market volatility and potential lack of liquidity due to low trading volume of certain bonds may result in prices of those bonds fluctuating significantly; in addition, the bid-ask spreads of the prices of such securities may be large, and the Fund may therefore incur significant costs and suffer losses when selling such investments. More generally, bonds traded in CIBM may be difficult or impossible to sell, which could further impact the Fund's ability to acquire or dispose of such securities at their expected prices. Bond Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong,

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited) (cont'd)

which cannot be guaranteed. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules. Finally, uncertainties in the Chinese tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Environmental, Social and Governance Issues

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund's operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund's ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund's portfolio. There is a risk that you may lose money by investing in the Fund.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Investment Policy (unaudited) (cont'd)

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser's investment advisory activities and services of other service providers, which in turn could adversely affect the Fund's investments and other operations.

Pricing of Securities

Certain of the Fund's securities may be valued by an outside pricing service approved by the Board. The pricing service/vendor may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service. Pricing services value securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Determination of NAV

The Fund determines the NAV per share as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares generally will not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to price its shares on days when the NYSE is closed but the primary securities markets on which the Fund's securities trade remain open.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2020

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Pursuant to the Dividend Reinvestment Plan (the "Plan"), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, quarterly, in any amount from $100 to $3000, for investment in Fund shares.

Dividend and capital gain distributions ("Distribution") will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a Distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of a Distribution will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have Distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Debt Fund, Inc.
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, Kentucky 40233
1(800) 231-2608
Monday–Friday between 8:30 a.m. and 6:00 p.m. (EDT)

Morgan Stanley Emerging Markets Debt Fund, Inc.  April 2019

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Emerging Markets Debt Fund, Inc.  April 2019

Privacy Notice (unaudited) continued

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Emerging Markets Debt Fund, Inc.  April 2019

Privacy Notice (unaudited) continued

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Stockholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, Kentucky 40233

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call toll free 1 (800) 231-2608 or visit our website at www.morganstanley.com/im/closedendfundsshareholderreports. All investments involve risks, including the possible loss of principal.

© 2020 Morgan Stanley

CEMSDSAN
3186602 EXP. 08.31.2021

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 2020	—		N/A	N/A
February 2020	—		N/A	N/A
March 2020	—		N/A	N/A
April 2020	—		N/A	N/A
May 2020	—		N/A	N/A
June 2020	—		N/A	N/A
Total	—	$—	N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	For the Semi-Annual period June 30 2020, the Fund earned income and incurred the following costs and expenses as a result of its securities lending activities:

Fund	Gross Income[1]	Revenue Split[2]	Cash Collateral Management Fees[3]	Administrative Fees[4]	Indemnification Fees[5]	Rebates to Borrowers	Other Fees	Total Costs of the Securities Lending Activities	Net Income from the Securities Lending Activities
Morgan Stanley Emerging Markets Debt Fund, Inc.	$21	$1	NA	NA	NA	$12	NA	$13	$8

[1]	Gross income includes income from the reinvestment of cash collateral.
[2]	Revenue split represents the share of revenue generated by the securities lending program and paid to State Street.
[3]	Cash collateral management fees include fees deducted from a pooled cash collateral reinvestment vehicle that are not included in the revenue split.
[4]	These administrative fees are not included in the revenue split.
[5]	These indemnification fees are not included in the revenue split.

(b)	Pursuant to an agreement between the Fund and State Street Bank and Trust Company (“State Street”), the Fund may lend its securities through State Street as securities lending agent to certain qualified borrowers. As securities lending agent of the Fund, State Street administers the Fund’s securities lending program. These services include arranging the loans of securities with approved borrowers and their return to the Fund upon loan termination, negotiating the terms of such loans, selecting the securities to be loaned and monitoring dividend activity relating to loaned securities. State Street also marks to market daily the value of loaned securities and collateral and may require additional collateral as necessary from borrowers. State Street may also, in its capacity as securities lending agent, invest cash received as collateral in pre-approved investments in accordance with the Securities Lending Authorization Agreement. State Street maintains records of loans made and income derived therefrom and makes available such records that the Fund deems necessary to monitor the securities lending program.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 13, 2020